Financial Asset at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Asset at Fair Value Through Profit or Loss
29	FINANCIAL ASSET AT FAIR VALUE THROUGH PROFIT OR LOSS

	2019 RMB million	2018 RMB million
Listed equity investment, at fair value
Shanghai Pudong Development Bank Co., Ltd.	121	96

The above equity investment was classified as a financial asset at fair value through profit or loss as it was held for trading.